RESTRICTED NET ASSETS - Additional Information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
RESTRICTED NET ASSETS
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	¥ 97,942	¥ 95,738